Equity Incentive Plan (Tables)	6 Months Ended
Jun. 30, 2014
Dryships Inc.
Equity incentive plan
	Number of non vested shares		Weighted average grant date fair value per non vested shares
Balance December 31, 2013	5,666,666		$5.09
Granted	-	$	$-
Balance June 30, 2014	5,666,666		$5.09

Ocean Rig UDW
Equity incentive plan
	Number of non vested shares	Weighted average grant date fair value per non vested shares

Balance December 31, 2013	239,867	$17.15
Granted	153,700	17.79
Forfeited	(26,850)	16.49
Balance June 30, 2014	366,717	$17.47